Accounts Payable and Other	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Other	Accounts Payable and Other

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current
Accounts payable	46,022	56,699	16,423
Accrued liabilities(1)	143,660	133,435	122,428
Provisions(4)	7,522	7,540	7,468
Deferred revenues(2)	91,392	53,728	55,750
Lease liabilities(3)	13,818	21,216	11,411
Total current	302,414	272,618	213,480
Non-current
Deferred revenues(2)	11,616	84,077	145,852
Lease liabilities(3)	22,010	46,769	8,790
Provisions(4)	60,179	60,366	78,992
Decommissioning liability(5)	33,901	31,420	29,302
Other	965	27	1,796
Total non-current	128,671	222,659	264,732
(1)See Note 16 for additional information.
(2)See Note 18 for additional information.
(3)See Note 10 for additional information.
(4)See Note 17 for additional information.
(5)Decommissioning liability relates to the Partnership’s requirement to remove the sub-sea mooring and riser system associated with the Randgrid FSO unit and restore the environment surrounding the facility. The liability represents the estimated cost to remove this equipment and restore the environment and takes into account the estimated timing of the cost to be incurred in future periods. The liability for the year ended December 31, 2020 was determined using a risk-free rate between 0.3% and 0.4% (December 31, 2019 - 1.6% and 2.5%) and an inflation rate of 2.5% (December 31, 2019 - 2.5%).